Retirement Plans, Change in Projected Benefit Obligations and Fair Value of Plan Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 28, 2024	Sep. 30, 2023
Defined Contribution 401 (k) Retirement Plan [Abstract]
Defined contribution plan expense	$ 40	$ 40
Change in Projected Benefit Obligations (PBO) [Roll Forward]
Service cost	4	4
Interest cost	44	43
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	678
Plan assets at end of period	779	678
Net unrealized losses in accumulated other comprehensive loss	(59)
Amount expected to be amortized from accumulated other comprehensive loss in fiscal 2025	1
Defined Benefit Pension Plans [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	854	856
Service cost	4	4
Interest cost	44	43
Currency	47	65
Actuarial loss (gain)	16	(41)
Benefit settlements	(3)	(21)
Benefits paid	(51)	(52)
PBO at end of period	911	854
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	678	714
Currency	38	53
Return on assets	82	(43)
Contributions	35	27
Benefit settlements	(3)	(21)
Benefits paid	(51)	(52)
Plan assets at end of period	779	678
Underfunded status	(132)	(176)
Defined Benefit Pension Plans [Member] | North America [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	218	252
Service cost	0	0
Interest cost	11	12
Currency	0	0
Actuarial loss (gain)	12	(10)
Benefit settlements	0	(20)
Benefits paid	(15)	(16)
PBO at end of period	226	218
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	221	228
Currency	0	0
Return on assets	42	29
Contributions	0	0
Benefit settlements	0	(20)
Benefits paid	(15)	(16)
Plan assets at end of period	248	221
Underfunded status	22	3
Defined Benefit Pension Plans [Member] | UK [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	505	480
Service cost	0	0
Interest cost	28	26
Currency	40	54
Actuarial loss (gain)	(1)	(26)
Benefit settlements	0	0
Benefits paid	(29)	(29)
PBO at end of period	543	505
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	414	446
Currency	35	51
Return on assets	39	(73)
Contributions	26	19
Benefit settlements	0	0
Benefits paid	(29)	(29)
Plan assets at end of period	485	414
Underfunded status	(58)	(91)
Defined Benefit Pension Plans [Member] | Mainland Europe [Member]
Change in Projected Benefit Obligations (PBO) [Roll Forward]
PBO at beginning of period	131	124
Service cost	4	4
Interest cost	5	5
Currency	7	11
Actuarial loss (gain)	5	(5)
Benefit settlements	(3)	(1)
Benefits paid	(7)	(7)
PBO at end of period	142	131
Change in Fair Value of Plan Assets [Roll Forward]
Plan assets at beginning of period	43	40
Currency	3	2
Return on assets	1	1
Contributions	9	8
Benefit settlements	(3)	(1)
Benefits paid	(7)	(7)
Plan assets at end of period	46	43
Underfunded status	(96)	$ (88)
Defined Benefit Pension Plans [Member] | Germany [Member]
Change in Fair Value of Plan Assets [Roll Forward]
Underfunded status	$ (68)